Borrowings	6 Months Ended
Mar. 31, 2026
Borrowings [Abstract]
BORROWINGS

13. BORROWINGS

As of September 30, 2025 and March 31, 2026, the bank borrowings were for working capital and capital expenditures. Borrowings consisted of the following:

Creditor	Interest rate	Borrowing date	Maturity date	As of September 30, 2025	As of March 31, 2026
					(Unaudited)
Bank of Jiangsu	2.90%	8/28/2025	8/27/2026	913,050	942,302
Bank of Jiangsu	2.85%	9/1/2025	8/31/2026	561,876	579,878
Bank of Nanjing (1)	3.30%	9/9/2025	3/8/2026	491,642	-
Agricultural Bank of China (1)	2.85%	4/27/2025	3/17/2026	1,404,692	-
Bank of Jiangsu (2)	2.80%	1/4/2026	1/3/2027	-	289,939
Bank of China (3)	2.85%	1/23/2026	1/22/2027	-	507,393
Agricultural Bank of China (4)	2.85%	3/17/2026	3/10/2027	-	1,449,696
Total short-term borrowings				$3,371,260	$3,769,208
Bank of Jiangnan (5)	4.10%	6/27/2023	12/31/2025	816,126	-
Bank of Jiangnan (5)	4.10%	6/27/2023	6/30/2026	816,126	843,723
Bank of Jiangnan (5)	4.10%	6/27/2023	12/31/2026	-	843,723
Total long-term borrowings, current				$1,632,252	$1,687,446
Bank of Jiangnan (5)	4.10%	6/27/2023	6/21/2030	2,237,674	2,016,526
Bank of Jiangnan (5)	4.10%	11/15/2023	6/21/2030	1,798,005	1,855,610
Bank of Jiangnan (5)	4.10%	2/5/2024	6/21/2030	716,393	739,345
Bank of Jiangnan (5)	4.35%	7/18/2024	6/21/2030	970,642	447,956
Total long-term borrowings, non-current				$5,722,714	$5,059,437
Changzhou Zenith Technology Co., Ltd.	nil	7/14/2025	7/13/2028	702,346	724,848
Total long-term borrowing from a third party, non-current				$702,346	$724,848
Total long-term borrowing, non-current				$6,425,060	$5,784,285
Total borrowings				$11,428,572	$11,240,939

Except for borrowings obtained, repayments made and borrowings matured during the six months ended March 31, 2026, there were no material changes to the terms and conditions of the Group’s borrowing arrangements previously disclosed in the Company’s Annual Report on Form 20-F for the year ended September 30, 2025.

(1)	These loans were fully repaid as matured during the six months ended March 31, 2026.

(2)	On January 4, 2026, Changzhou Higgs obtained a non-revolving loan of RMB2,000,000 ($289,939) from Bank of Jiangsu, with an annual interest rate of 2.80% and a term of 12 months.

(3)	On January 23, 2026, Changzhou EZGO obtained a non-revolving loan of RMB3,500,000 ($507,393) from Bank of China, with an annual interest rate of 2.85% and a term of 12 months, which was guaranteed by Mr. Jianhui Ye, Mr. Shuang Wu, Jiangsu New Energy and a third party, Jiangsu Changzhou High-tech Credit Financing Guarantee Co., Ltd.

(4)	On March 17, 2026, Changzhou EZGO obtained a non-revolving loan of RMB10,000,000 ($1,449,696) from Agricultural Bank of China, with an annual interest rate of 2.85% and a term of 12 months, which was guaranteed by Mr. Jianhui Ye and a third party, Jiangsu Changzhou High-tech Credit Financing Guarantee Co., Ltd.
(5)	The following is the principal repayment schedule for the long-term loan from Bank of Jiangnan as of March 31, 2026:

Principal maturities of long-term bank borrowing Year ending September 30,	Repayment amount
2026	$843,723
2027	1,687,446
2028	1,687,446
2029	1,687,446
2030	840,822
Total	$6,746,883

For the six months ended March 31, 2025 and 2026, the Group recorded interest expenses of $73,001 and $126,303 respectively. For the six months ended March 31, 2025 and 2026, $179,787 and $104,523 of interest expense from the long-term borrowings from Bank of Jiangnan was capitalized in the construction of Changzhou manufacturing plant respectively.